Commitments and Contingencies (Details Textual) € in Thousands, $ in Thousands	1 Months Ended
	Jan. 25, 2013 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 USD ($)
SalvaRx Group plc. [Member]
Disclosure Of Commitment And Contingencies [Line Items]
Obligation to make capital contribution		€ 300	$ 300
Stimunity S.A. [Member]
Disclosure Of Commitment And Contingencies [Line Items]
Commitment to investment		1,500	1,900
Additional discretionary investment		€ 600,129	$ 688,359
License Agreement [Member] | Trojan Technologies Limited [Member]
Disclosure Of Commitment And Contingencies [Line Items]
Percentage of maintenance costs of patent	50.00%
Percentage on net receipts from sales of licensed product as royalties payments	3.00%
Percentage on net receipts from third parties as royalties payments	5.00%
Maximum amount of royalties payments	$ 30,000